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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [_]; Amendment Number: ___________________

    This Amendment (Check only one.): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Silchester International Investors LLP
Address: Time & Life Building
         1 Bruton Street
         London, W1J6TL, United Kingdom

Form 13F File Number:  28-14054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Linehan
Title: Chief Compliance Officer
Phone: 011-44-20-7518-7125

Signature, Place, and Date of Signing:

   /s/ Timothy J. Linehan        London, United Kingdom         1/9/2013
---------------------------     ------------------------     ---------------
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:           3
Form 13F Information Table Value Total:   1,197,579
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.     Form 13F File Number     Name
 ----     --------------------     ---------------------------
  1       28-12123                 Silchester Partners Limited


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
Column 1             Column 2   Column 3   Column 4            Column 5           Column 6   Column 7              Column 8
------------------  ---------- ---------- ----------  -------------------------  ----------  --------    ---------------------------
                                                                                                                VOTING AUTHORITY
NAME OF              TITLE OF               VALUE       SHRS OR    SH/    PUT/   INVESTMENT    OTHER     ---------------------------
ISSUER                 CLASS     CUSIP    (x$1000)      PRN AMT    PRN    CALL   DISCRETION  MANAGERS        SOLE      SHARED  NONE
------------------  ---------- ---------- ----------  ---------- ------  ------  ----------  --------    ----------- -------- ------
Korea Electric PWR  SPON ADR   500631106     449,176  32,152,880   SH              DEFINED       1        32,152,880     0       0
KT Corp.            SPON ADR   48268K101     478,278  28,570,985   SH              DEFINED       1        28,570,985     0       0
SK Telecom Ltd      SPON ADR   78440P108     270,125  17,064,106   SH              DEFINED       1        17,064,106     0       0